Cash and Short-Term Deposits - Schedule of Cash and Short-Term Deposits (Details)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Schedule of Cash and Short-Term Deposits [Abstract]
Cash	RM 9,161,045	$ 2,257,250	RM 474,716
Pledged Deposits	1,700,892	419,094	1,179,430
Total	RM 10,861,937	$ 2,676,344	RM 1,654,146